UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Global Financial Services Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Global Financial Services Portfolio of Global Financial Services Master LLC	$76,369,178

Total Investments (Cost - $64,802,309) – 100.1%	76,369,178
Liabilities in Excess of Other Assets – (0.1)%	(96,998)

Net Assets – 100.0%	$76,272,180

BlackRock Global Financial Services Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the “Portfolio”) of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $76,369,178 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.6%
Banco Macro Bansud SA - ADR	8,500	$426,700

Australia — 6.6%
Australia & New Zealand Banking Group Ltd.	47,400	1,132,154
Commonwealth Bank of Australia Ltd.	30,500	1,584,796
National Australia Bank Ltd.	39,800	965,610
Westpac Banking Corp.	61,100	1,388,065

		5,070,625

Bermuda — 0.6%
Lazard Ltd., Class A	10,900	430,441

Canada — 8.7%
The Bank of Nova Scotia	53,900	3,095,333
ING Canada, Inc.	10,900	557,552
Royal Bank of Canada	34,700	1,825,912
The Toronto-Dominion Bank	15,500	1,157,473

		6,636,270

China — 1.8%
Industrial and Commercial Bank of China Ltd.	1,885,500	1,403,662

Colombia — 0.9%
BanColombia SA - ADR	11,500	711,965

Egypt — 1.3%
Commercial International Bank	123,100	1,002,636

France — 3.6%
BNP Paribas SA	24,100	1,534,836
Unibail-Rodamco SE	6,200	1,227,580

		2,762,416

Germany — 6.1%
Allianz AG, Registered Shares	12,400	1,473,304
Deutsche Boerse AG	11,800	815,269
Deutsche Euroshop AG	18,493	714,560
Muenchener Rueckversicherungs AG, Registered Shares	10,700	1,620,553

		4,623,686

Hong Kong — 2.3%
AIA Group Ltd. (a)	152,400	428,409
China Overseas Land & Investment Ltd.	698,700	1,291,735

		1,720,144

Indonesia — 1.9%
Bank Rakyat Indonesia Tbk PT	1,255,000	1,459,858

Ireland — 0.7%
XL Group Plc	24,100	525,862

Common Stocks	Shares	Value

Italy — 1.6%
Assicurazioni Generali SpA	33,100	$630,208
Intesa Sanpaolo SpA	73,000	198,459
Unicredit SpA	207,600	430,386

		1,259,053

Japan — 6.7%
Kenedix Realty Investment Corp.	197	924,470
Mitsubishi Estate Co., Ltd.	75,350	1,392,559
Mitsubishi UFJ Financial Group, Inc.	201,200	1,084,895
Nippon Building Fund, Inc.	86	881,356
Sumitomo Mitsui Financial Group, Inc.	22,700	803,741

		5,087,021

Norway — 4.9%
DnB NOR ASA	266,666	3,751,468

Switzerland — 4.7%
Banque Cantonale Vaudoise	200	104,970
Credit Suisse Group AG	18,200	733,003
Swiss Reinsurance Co., Registered Shares	11,100	595,480
UBS AG (a)	67,100	1,101,692
Zurich Financial Services AG	4,200	1,087,660

		3,622,805

Thailand — 2.4%
Kasikornbank PCL	264,200	1,143,742
Siam Commercial Bank PCL	207,800	713,461

		1,857,203

United Kingdom — 12.1%
Amlin Plc	120,200	767,369
Barclays Plc	284,200	1,174,571
HSBC Holdings Plc	270,574	2,765,313
Hargreaves Lansdown Plc	52,000	475,745
Land Securities Group Plc	67,400	710,973
Lloyds TSB Group Plc (a)	860,278	888,069
Royal & Sun Alliance Insurance Group	666,400	1,302,829
Standard Chartered Plc	43,368	1,170,751

		9,255,620

United States — 31.9%
Affiliated Managers Group, Inc. (a)	14,600	1,448,612
Aflac, Inc.	15,600	880,308
Arch Capital Group Ltd. (a)	6,600	581,130
Bank of America Corp.	130,968	1,747,113
The Bank of New York Mellon Corp.	20,900	631,180
Berkshire Hathaway, Inc. (a)	14,200	1,137,562
Citigroup, Inc. (a)	638,800	3,021,524
Cullen/Frost Bankers, Inc.	11,400	696,768

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
IDR	Indonesian Rupiah
USD	US Dollar

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Franklin Resources, Inc.	8,000	$889,680
The Goldman Sachs Group, Inc.	11,000	1,849,760
Greenhill & Co., Inc.	4,900	400,232
JPMorgan Chase & Co.	61,475	2,607,770
Morgan Stanley	27,200	740,112
PartnerRe Ltd.	4,900	393,715
Public Storage	11,200	1,135,904
Simon Property Group, Inc.	21,966	2,185,397
T. Rowe Price Group, Inc.	11,100	716,394
Wells Fargo & Co.	98,000	3,037,020
Zions Bancorporation	9,200	222,916

		24,323,097

Total Common Stocks – 99.4%		75,930,532

Warrants (b)

United States — 0.6%
Bank of America Corp. (Expires 1/16/19)	60,827	434,305

Total Warrants – 0.6%		434,305

Total Long-Term Investments (Cost – $64,795,712) – 100.0%		76,364,837

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(d)	144,297	144,297

Total Short-Term Securities (Cost – $144,297) – 0.2%		144,297

Total Investments (Cost – $64,940,009*) – 100.2%		76,509,134
Liabilities in Excess of Other Assets – (0.2)%		(139,956)

Net Assets – 100.0%		$76,369,178

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$68,554,050

	Gross unrealized appreciation	$14,404,893
	Gross unrealized depreciation	(6,449,809)

	Net unrealized appreciation	$7,955,084

(a)	Non-income producing security.

(b)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Income

	BlackRock Liquidity Funds, TempFund, Institutional Class	350,905	(206,608)	144,297	$132

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	5,438	IDR	48,995,827	Brown Brothers Harriman & Co.	1/04/11	$16
USD	3,168	CAD	3,150	Brown Brothers Harriman & Co.	1/05/11	(18)

Total						$(2)

2	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	DECEMBER 31, 2010

Schedule of Investments (Concluded)	Global Financial Services Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Argentina	$426,700	—	—	$426,700
Australia	—	$5,070,625	—	5,070,625
Bermuda	430,441	—	—	430,441
Canada	6,636,270	—	—	6,636,270
China	—	1,403,662	—	1,403,662
Colombia	711,965	—	—	711,965
Egypt	—	1,002,636	—	1,002,636
France	—	2,762,416	—	2,762,416
Germany	—	4,623,686	—	4,623,686
Hong Kong	428,409	1,291,735	—	1,720,144
Indonesia	—	1,459,858	—	1,459,858
Ireland	525,862	—	—	525,862
Italy	—	1,259,053	—	1,259,053
Japan	—	5,087,021	—	5,087,021
Norway	—	3,751,468	—	3,751,468
Switzerland	—	3,622,805	—	3,622,805
Thailand	713,461	1,143,742	—	1,857,203
United Kingdom	—	9,255,620	—	9,255,620
United States	24,323,097	—	—	24,323,097
Warrants:
United States	434,305	—	—	434,305
Short-Term Securities	144,297	—	—	144,297

Total	$34,774,807	$41,734,327	—	$76,509,134

Derivative Financials Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$16	—	$16
Liabilities:
Foreign currency exchange contracts	—	(18)	—	(18)

Total	—	$(2)	—	$(2)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	DECEMBER 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: February 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: February 25, 2011